UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Small Cap Value Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (93.2%)(a)
	Shares	Value

Aerospace and defense (0.4%)

Vectrus, Inc.(NON)	24,300	$552,825

		552,825
Air freight and logistics (1.2%)

Atlas Air Worldwide Holdings, Inc.(NON)	17,500	739,725

Park-Ohio Holdings Corp.	23,885	1,022,756

		1,762,481
Airlines (0.7%)

SkyWest, Inc.	47,300	945,527

		945,527
Auto components (1.7%)

Goodyear Tire & Rubber Co. (The)	40,200	1,325,796

Stoneridge, Inc.(NON)	71,454	1,040,370

		2,366,166
Banks (14.5%)

Banc of California, Inc.	53,406	934,605

Berkshire Hills Bancorp, Inc.	27,600	742,164

BNC Bancorp	33,800	713,856

Chemical Financial Corp.	35,393	1,263,176

Eagle Bancorp, Inc.(NON)	7,240	347,520

First Busey Corp.	42,600	872,448

First Connecticut Bancorp, Inc.	28,300	451,668

First Financial Bancorp	47,000	854,460

First Merchants Corp.	39,500	931,015

Franklin Financial Network, Inc.(NON)	34,532	932,364

Fulton Financial Corp.	41,900	560,622

Great Western Bancorp, Inc.	33,400	910,818

Hanmi Financial Corp.	40,600	894,012

IBERIABANK Corp.	11,000	563,970

Lakeland Financial Corp.	15,100	691,278

OFG Bancorp (Puerto Rico)	88,673	619,824

Old National Bancorp	75,600	921,564

Pacific Premier Bancorp, Inc.(NON)	44,200	944,554

Popular, Inc. (Puerto Rico)	21,620	618,548

ServisFirst Bancshares, Inc.	13,196	585,902

Simmons First National Corp. Class A	9,840	443,489

Southside Bancshares, Inc.	26,300	685,641

Sterling Bancorp	41,200	656,316

Tristate Capital Holdings, Inc.(NON)	75,313	948,944

WesBanco, Inc.	24,500	727,895

Western Alliance Bancorp(NON)	16,200	540,756

Wintrust Financial Corp.	13,700	607,458

Yadkin Financial Corp.	33,300	788,211

		20,753,078
Beverages (0.5%)

Cott Corp. (Canada)	54,869	762,130

		762,130
Biotechnology (0.9%)

Eagle Pharmaceuticals, Inc.(NON)(S)	13,200	534,600

Emergent BioSolutions, Inc.(NON)	21,003	763,459

		1,298,059
Building products (2.3%)

Continental Building Products, Inc.(NON)	51,342	952,908

NCI Building Systems, Inc.(NON)	54,572	774,922

PGT, Inc.(NON)	79,941	786,619

Ply Gen Holdings, Inc.(NON)	56,489	793,670

		3,308,119
Capital markets (0.5%)

OM Asset Management PLC (United Kingdom)	52,205	696,937

		696,937
Chemicals (3.4%)

American Vanguard Corp.	65,200	1,028,856

Ferro Corp.(NON)	63,900	758,493

Kraton Performance Polymers, Inc.(NON)	50,700	877,110

Minerals Technologies, Inc.	15,095	858,151

Olin Corp.	40,100	696,537

Orion Engineered Carbons SA (Luxembourg)	45,600	643,872

		4,863,019
Commercial services and supplies (1.4%)

ARC Document Solutions, Inc.(NON)	110,200	495,900

Deluxe Corp.	11,600	724,884

Ennis, Inc.	37,306	729,332

		1,950,116
Construction and engineering (2.5%)

Dycom Industries, Inc.(NON)(S)	13,100	847,177

Granite Construction, Inc.	23,600	1,128,080

MasTec, Inc.(NON)	59,200	1,198,208

Orion Marine Group, Inc.(NON)	69,200	358,456

		3,531,921
Consumer finance (1.0%)

Encore Capital Group, Inc.(NON)	35,400	911,196

PRA Group, Inc.(NON)	17,400	511,386

		1,422,582
Electric utilities (4.1%)

ALLETE, Inc.	18,400	1,031,688

El Paso Electric Co.	13,800	633,144

IDACORP, Inc.	28,500	2,125,815

PNM Resources, Inc.	33,100	1,116,132

Portland General Electric Co.	23,600	931,964

		5,838,743
Electrical equipment (0.5%)

General Cable Corp.	63,700	777,777

		777,777
Electronic equipment, instruments, and components (2.6%)

Neonode, Inc.(NON)(S)	157,600	321,504

Orbotech, Ltd. (Israel)(NON)	44,500	1,058,210

QLogic Corp.(NON)	60,900	818,496

Sanmina Corp.(NON)	35,300	825,314

TTM Technologies, Inc.(NON)	96,866	644,159

		3,667,683
Energy equipment and services (1.5%)

Core Laboratories NV(S)	3,700	415,917

Independence Contract Drilling, Inc.(NON)(S)	48,656	232,089

Matrix Service Co.(NON)	41,400	732,780

Patterson-UTI Energy, Inc.	45,600	803,472

		2,184,258
Food and staples retail (0.6%)

SpartanNash Co.	29,540	895,357

		895,357
Food products (0.6%)

Sanderson Farms, Inc.(S)	9,200	829,656

		829,656
Gas utilities (0.8%)

Southwest Gas Corp.	16,731	1,101,736

		1,101,736
Health-care equipment and supplies (—%)

Lantheus Holdings, Inc.(NON)	7,744	14,636

		14,636
Health-care providers and services (1.2%)

Air Methods Corp.(NON)	21,900	793,218

Ensign Group, Inc. (The)	37,928	858,690

		1,651,908
Hotels, restaurants, and leisure (1.6%)

ClubCorp Holdings, Inc.	59,100	829,764

Del Taco Restaurants, Inc.(NON)	71,529	738,895

Marriott Vacations Worldwide Corp.	10,800	729,000

		2,297,659
Household durables (1.0%)

Century Communities, Inc.(NON)	52,700	899,589

WCI Communities, Inc.(NON)	31,115	578,117

		1,477,706
Independent power and renewable electricity producers (0.4%)

Dynegy, Inc.(NON)	35,400	508,698

		508,698
Insurance (7.2%)

Allied World Assurance Co. Holdings AG	13,800	482,172

American Financial Group, Inc.	12,243	861,540

AMERISAFE, Inc.	18,800	987,752

Employers Holdings, Inc.	32,600	917,364

Endurance Specialty Holdings, Ltd.	15,400	1,006,236

Hanover Insurance Group, Inc. (The)	13,900	1,254,058

Maiden Holdings, Ltd. (Bermuda)	62,100	803,574

National General Holdings Corp.	39,200	846,328

Reinsurance Group of America, Inc.	10,973	1,056,151

RenaissanceRe Holdings, Ltd.	7,100	850,793

Validus Holdings, Ltd.	25,714	1,213,444

		10,279,412
Internet and catalog retail (0.7%)

FTD Cos., Inc.(NON)	35,900	942,375

		942,375
Internet software and services (2.6%)

Everyday Health, Inc.(NON)	118,100	661,360

GTT Communications, Inc.(NON)	59,400	982,476

j2 Global, Inc.	12,800	788,224

Monster Worldwide, Inc.(NON)	80,179	261,384

Web.com Group, Inc.(NON)	53,500	1,060,370

		3,753,814
IT Services (2.0%)

Convergys Corp.	47,500	1,319,075

Everi Holdings, Inc.(NON)	140,000	320,600

Perficient, Inc.(NON)	54,000	1,172,880

		2,812,555
Leisure products (0.7%)

Vista Outdoor, Inc.(NON)	20,500	1,064,155

		1,064,155
Machinery (1.4%)

Briggs & Stratton Corp.(S)	55,500	1,327,560

EnPro Industries, Inc.	11,600	669,088

		1,996,648
Media (1.7%)

Live Nation Entertainment, Inc.(NON)	30,700	684,917

Madison Square Garden Co. (The) Class A(NON)	3,866	643,148

MDC Partners, Inc. Class A	45,950	1,084,420

		2,412,485
Metals and mining (0.5%)

Ferroglobe PLC (United Kingdom)	83,240	733,344

		733,344
Multi-utilities (1.8%)

Avista Corp.	48,731	1,987,250

Unitil Corp.	14,600	620,354

		2,607,604
Oil, gas, and consumable fuels (4.2%)

Aegean Marine Petroleum Network, Inc. (Greece)(S)	123,917	938,052

Callon Petroleum Co.(NON)	76,369	675,866

Energen Corp.	24,393	892,540

Gulfport Energy Corp.(NON)	19,300	546,962

Memorial Resource Development Corp.(NON)	73,000	743,140

PBF Energy, Inc. Class A	29,600	982,720

Ring Energy, Inc.(NON)(S)	54,508	275,265

Scorpio Tankers, Inc.	153,906	897,272

		5,951,817
Personal products (0.5%)

Edgewell Personal Care Co.	8,700	700,611

		700,611
Pharmaceuticals (0.5%)

Aralez Pharmaceuticals, Inc. (Canada)(NON)(S)	32,100	113,955

Lannett Co., Inc.(NON)(S)	35,600	638,308

		752,263
Professional services (1.1%)

Heidrick & Struggles International, Inc.	22,100	523,770

Kforce, Inc.	21,000	411,180

On Assignment, Inc.(NON)	16,200	598,104

		1,533,054
Real estate investment trusts (REITs) (8.8%)

American Assets Trust, Inc.	25,420	1,014,766

Apartment Investment & Management Co. Class A	19,600	819,672

CBL & Associates Properties, Inc.	46,200	549,780

Cherry Hill Mortgage Investment Corp.	26,555	376,019

Colony Capital, Inc. Class A	39,700	665,769

Education Realty Trust, Inc.	20,501	852,842

EPR Properties(S)	15,800	1,052,596

Equity Commonwealth(NON)	33,500	945,370

Healthcare Trust of America, Inc. Class A	26,400	776,688

iStar, Inc.(NON)	88,100	851,046

LTC Properties, Inc.	14,800	669,552

Paramount Group, Inc.	52,000	829,400

Rayonier, Inc.	47,000	1,159,960

Summit Hotel Properties, Inc.	97,510	1,167,195

Tanger Factory outlet Centers, Inc.	23,400	851,526

		12,582,181
Real estate management and development (0.6%)

RE/MAX Holdings, Inc. Class A	24,225	830,918

		830,918
Road and rail (0.6%)

Saia, Inc.(NON)	29,800	838,870

		838,870
Semiconductors and semiconductor equipment (3.2%)

Advanced Energy Industries, Inc.(NON)	35,300	1,228,087

Cypress Semiconductor Corp.(NON)(S)	55,016	476,439

FormFactor, Inc.(NON)	124,800	907,296

Tessera Technologies, Inc.	30,700	951,700

Tower Semiconductor, Ltd. (Israel)(NON)(S)	83,300	1,009,596

		4,573,118
Software (1.3%)

Mentor Graphics Corp.	43,200	878,256

Xura, Inc.(NON)	52,200	1,026,774

		1,905,030
Specialty retail (1.7%)

Abercrombie & Fitch Co. Class A	20,300	640,262

Express, Inc.(NON)	43,700	935,617

GNC Holdings, Inc. Class A	27,900	885,825

		2,461,704
Technology hardware, storage, and peripherals (0.4%)

BancTec, Inc. 144A CVR(F)	152,299	—

Logitech International SA (Switzerland)(S)	40,000	636,400

		636,400
Thrifts and mortgage finance (5.3%)

BofI Holding, Inc.(NON)(S)	29,600	631,664

Flagstar Bancorp, Inc.(NON)	47,900	1,027,934

HomeStreet, Inc.(NON)	42,900	892,749

Meta Financial Group, Inc.	22,594	1,030,286

NMI Holdings, Inc. Class A(NON)	101,400	512,070

Provident Financial Services, Inc.	47,700	963,063

Walker & Dunlop, Inc.(NON)	32,521	789,285

Washington Federal, Inc.	42,200	955,830

WSFS Financial Corp.	23,800	773,976

		7,576,857
Trading companies and distributors (0.5%)

BMC Stock Holdings, Inc.(NON)	45,300	752,886

		752,886

Total common stocks (cost $121,312,344)		$133,156,878

INVESTMENT COMPANIES (2.8%)(a)
	Shares	Value

Hercules Capital, Inc.	68,680	$824,847

Solar Capital, Ltd.	46,766	808,116

TCP Capital Corp.	60,381	900,281

TICC Capital Corp.	146,500	703,200

TriplePoint Venture Growth BDC Corp.	72,676	763,098

Total investment companies (cost $4,487,000)		$3,999,542

SHORT-TERM INVESTMENTS (10.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.57%(d)	9,288,413	$9,288,413

Putnam Short Term Investment Fund 0.44%(AFF)	5,968,762	5,968,762

Total short-term investments (cost $15,257,175)		$15,257,175

TOTAL INVESTMENTS

Total investments (cost $141,056,519)(b)		$152,413,595

Key to holding's abbreviations
CVR	Contingent Value Rights

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $142,865,563.
(b)	The aggregate identified cost on a tax basis is $141,695,379, resulting in gross unrealized appreciation and depreciation of $22,849,883 and $12,131,667, respectively, or net unrealized appreciation of $10,718,216.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$10,749,228	$9,928,863	$14,709,329	$8,898	$5,968,762
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $9,288,413, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $9,049,439.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. (1)Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$13,022,250	$—	$—
Consumer staples	3,187,754	—	—
Energy	8,136,075	—	—
Financials	54,141,965	—	—
Health care	3,716,866	—	—
Industrials	17,950,224	—	—
Information technology	17,348,600	—	—**
Materials	5,596,363	—	—
Utilities	10,056,781	—	—
Total common stocks	133,156,878	—	—
Investment companies	3,999,542	—	—
Short-term investments	5,968,762	9,288,413	—

Totals by level	$143,125,182	$9,288,413	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
** Value of Level 3 security is $—.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016